POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 2, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

•  Effective immediately, on page 23, the table under the section titled "PowerShares Global Listed Private Equity Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

	One	Five	Since Inception
	Year	Years	(10/24/06)
Return Before Taxes	(19.84)%	(16.82)%	(15.19)%
Return After Taxes on Distributions	(21.50)%	(18.38)%	(16.77)%
Return After Taxes on Distributions and Sale of Fund Shares	(12.63)%	(13.93)%	(12.70)%
Red Rocks Global Listed Private Equity Index(1) (reflects no deduction for fees, expenses or taxes)	(18.50)%	N/A	N/A
Blended—Red Rocks Global Listed Private Equity Index(2) (reflects no deduction for fees, expenses or taxes)	(18.50)%	(13.59)%	(12.08)%
S&P 500® Financials Sector Index (reflects no deduction for fees, expenses or taxes)	(17.06)%	(16.89)%	(15.56)%

(1) Effective September 30, 2009, PowerShares Global Listed Private Equity Portfolio changed its underlying index to the Red Rocks Global Listed Private Equity Index. Prior to September 30, 2009, the Fund's original underlying index was the Red Rocks Capital Listed Private Equity Index. "Five Years" and "Since Inception" performance for the Red Rocks Global Listed Private Equity Index is not available because the Index did not commence calculation and publication until September 30, 2009.

(2) The data included as "Blended—Red Rocks Global Listed Private Equity Index" is comprised of the Listed Private Equity Index from October 24, 2006, the Fund's inception, until September 30, 2009, followed by the performance of the Red Rocks Global Listed Private Equity Index from September 30, 2009 through December 31, 2011.

Please Retain This Supplement For Future Reference.

P-PS-PRO-4 SUP-1 110212